Intangibles	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Intangibles	INTANGIBLES

As at	March 31, 2024					March 31, 2023
	Customer relationships	Software	Tradenames (a)	Non-compete agreements	Total	Customer relationships	Software	Tradenames (a)	Non-compete agreements	Total
	$	$	$	$	$	$	$	$	$	$
Opening cost	163,208	15,812	2,841	7,733	189,594	145,966	4,989	—	6,886	157,841
Additions, purchased	—	41	—	—	41	—	93	—	—	93
Additions through business acquisition (note 4)	—	—	—	—	—	11,525	9,782	2,703	515	24,525
Additions, internally generated	—	—	—	—	—	—	756	—	—	756
Disposals / retirements	—	—	—	—	—	—	(454)	—	—	(454)
Foreign currency translation adjustment	89	13	3	5	110	5,717	646	138	332	6,833
Ending cost	163,297	15,866	2,844	7,738	189,745	163,208	15,812	2,841	7,733	189,594
Opening accumulated amortization	74,135	6,279	—	4,845	85,259	49,958	2,741	—	3,215	55,914
Amortization	17,304	4,279	—	1,512	23,095	22,183	3,843	—	1,471	27,497
Disposals / retirements	—	—	—	—	—	—	(454)	—	—	(454)
Foreign currency translation adjustment	91	20	—	7	118	1,994	149	—	159	2,302
Ending accumulated amortization	91,530	10,578	—	6,364	108,472	74,135	6,279	—	4,845	85,259
Net carrying amount	71,767	5,288	2,844	1,374	81,273	89,073	9,533	2,841	2,888	104,335

(a) Tradenames are allocated to the Data Solutions CGU for the purpose of impairment testing.